SCHWAB CAPITAL TRUST
Schwab® Large-Cap Growth Fund
Schwab® Core Equity Fund
Schwab® Dividend Equity Fund
(each a fund)
Supplement dated June 10, 2021 to each fund’s currently effective
Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the
Prospectuses and should be read in conjunction with the Prospectuses.
Effective on or about August 10, 2021, the funds will undergo changes to their respective portfolio management teams and modify their respective investment strategies to support incorporating a greater degree of fundamental research into each fund’s investment process.
Schwab Large-Cap Growth Fund
Summary Prospectus and Statutory Prospectus:
1.
Under the “Principal Investment Strategies” section: All paragraphs are deleted and replaced in their entirety with the following:

To pursue its investment objective, the fund invests primarily in U.S. common stocks. Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in large-cap stocks of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. Large-cap stocks generally are those with market capitalizations within the universe of the Russell 1000® Index at the time of purchase by the fund. The market capitalization range of the Russell 1000 Index was $1 billion to $1,564 billion, as of June 29, 2020 (the most recent index reconstitution date), and will change as market conditions change. The Russell 1000® Growth Index (the Index), the fund’s comparative index, includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted values. The fund invests its assets in companies it believes to have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to have higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.
The fund actively selects portfolio securities. To aid its stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 U.S.-traded stocks. In addition to using Schwab Equity Ratings, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.
Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings. As part of the portfolio construction process, the portfolio managers will also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks; however, the portfolio will usually include lower-rated stocks and stocks that are not rated by Schwab Equity Ratings. For more information on Schwab Equity Ratings, please see the “More About Schwab’s Research” section in the prospectus.
When constructing the portfolio, the portfolio managers apply a research-driven, “bottom-up” approach focusing primarily on individual securities. Using both quantitative and qualitative techniques, the portfolio managers seek to identify attractive securities for equity investments. The companies are analyzed with respect to business quality, future return potential, and valuation. The portfolio managers assess the portfolio’s risk through a variety of quantitative and qualitative measures, as well as relative to the Index.

The fund may use a portfolio optimization process to assist in constructing the portfolio. A portfolio optimization process seeks to provide an optimal balance between risk and expected return, given parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.
2.
Under the “Portfolio Managers” section: All paragraphs are deleted and replaced in their entirety with the following:

Bill McMahon, CFA, Senior Vice President and Chief Investment Officer of Active Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since August 2021.
Gretchen Novak, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since August 2021.
Holly Emerson, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since 2017.
Schwab Core Equity Fund
Summary Prospectus and Statutory Prospectus:
1.
Under the “Principal Investment Strategies” section: All paragraphs are deleted and replaced in their entirety with the following:

To pursue its investment objective, the fund invests primarily in U.S. stocks. Under normal circumstances, the fund pursues its goal by investing at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. The fund typically invests in common stocks of U.S. companies that have market capitalizations of approximately $500 million or more at the time of purchase. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the S&P 500® Index (the Index). The Index includes the common stocks of 500 leading U.S. publicly-traded companies from a broad range of industries.
The fund actively selects portfolio securities. To aid its stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 U.S.-traded stocks. In addition to using Schwab Equity Ratings, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.
Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings. As part of the portfolio construction process, the portfolio managers will also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks; however, the portfolio will usually include lower-rated stocks and stocks that are not rated by Schwab Equity Ratings. For more information on Schwab Equity Ratings, please see the “More About Schwab’s Research” section in the prospectus.
When constructing the portfolio, the portfolio managers apply a research-driven, “bottom-up” approach focusing primarily on individual securities. Using both quantitative and qualitative techniques, the portfolio managers seek to identify attractive securities for equity investments. The companies are analyzed with respect to business quality, future return potential, and valuation. The portfolio managers assess the portfolio’s risk through a variety of quantitative and/or qualitative measures, as well as relative to the Index.
The fund may use a portfolio optimization process to assist in constructing the portfolio. A portfolio optimization process seeks to provide an optimal balance between risk and expected return, given parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.
2.
Under the “Portfolio Managers” section: All paragraphs are deleted and replaced in their entirety with the following:

Bill McMahon, CFA, Senior Vice President and Chief Investment Officer of Active Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since August 2021.
Iain Clayton, CFA, FRM, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2015.
Brian Hillburn, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since August 2021.
Schwab Dividend Equity Fund
Summary Prospectus and Statutory Prospectus:
1.
Under the “Principal Investment Strategies” section: All paragraphs are deleted and replaced in their entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. Dividend paying stocks are those stocks that historically have paid, or the portfolio managers anticipate will pay, a dividend. The fund seeks to assemble a portfolio that provides a higher dividend yield than the fund’s comparative index, the Russell 1000® Value Index (the Index). The fund seeks to provide current income from dividends that are eligible for the reduced tax rate on qualified dividend income. The fund also seeks to provide capital appreciation. The fund may invest in companies of all sizes.
The fund primarily invests in U.S. companies, but may invest up to 20% of its net assets in the stocks of publicly traded companies located in countries other than the United States. The fund’s international investments will primarily be in stocks issued by companies located in developed market countries; however, it may also invest in stocks issued by companies located in emerging markets. The fund generally does not intend to hedge its exposure to foreign currencies.
The fund actively selects portfolio securities. To aid its U.S. stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 U.S.-traded stocks. To aid its international stock selection, the fund uses Schwab Equity Ratings International®, a model that ranks stocks of foreign companies headquartered and trading in certain foreign countries. In addition to using Schwab Equity Ratings and Schwab Equity Ratings International, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.
Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings or by Schwab Equity Ratings International. As part of the portfolio construction process, the portfolio managers will also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings or by Schwab Equity Ratings International. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks; however, the portfolio will usually include lower-rated stocks and stocks that are not rated by Schwab Equity Ratings or Schwab Equity Ratings International. For more information on Schwab Equity Ratings and Schwab Equity Ratings International, please see the “More About Schwab’s Research” section in the prospectus.
When constructing the portfolio, the portfolio managers apply a research-driven, “bottom-up” approach focusing primarily on individual securities. Using both quantitative and qualitative techniques, the portfolio managers seek to identify attractive dividend paying equity securities. Companies are analyzed with respect to business quality, future return potential and valuation. Particular attention is paid to a company’s track record of dividend payment and dividend growth, its current dividend policy and its potential to increase dividends in the future.
The fund may use a portfolio optimization process to assist in constructing the portfolio. A portfolio optimization process seeks to provide an optimal balance between risk and expected return, given parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund may also invest in depositary receipts evidencing ownership of shares of foreign issuers, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.
2.
Under the “Portfolio Managers” section: All paragraphs are deleted and replaced in their entirety with the following:

Bill McMahon, CFA, Senior Vice President and Chief Investment Officer of Active Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since August 2021.
Wei Li, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since 2013.
Jim Serhant, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since August 2021.

Schwab Large-Cap Growth Fund, Schwab Core Equity Fund and Schwab Dividend Equity Fund
1.
Summary Prospectus — Under the “Principal Risks” section: “Management Risk” for each fund is deleted and replaced in its entirety with the following:

Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, the fund may have a lower return than if it were managed using another process or strategy.
2.
Statutory Prospectus — Under “Investment Objectives and More About Principal Risks” in the “Fund Details” section: “Management Risk” for each fund is deleted and replaced in its entirety with the following:

Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future and, if market dynamics change, the effectiveness of the strategy may be limited. As a result, the fund may have a lower return than if it were managed using another process or strategy. These risks may cause the fund to underperform its comparative index or other funds with a similar investment objective. The fund may invest in stocks that have not received Schwab Equity Ratings and stocks that have received lower Schwab Equity Ratings, and these stocks may underperform the fund’s stocks that receive Schwab Equity Ratings and stocks that receive higher Schwab Equity Ratings, respectively.
3.
Statutory Prospectus — Under the “Fund Management” section: The biography for each portfolio manager is deleted and replaced in its entirety with the following:

Bill McMahon, CFA, Senior Vice President and Chief Investment Officer of Active Equity Strategies, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund, Schwab Core Equity Fund and Schwab Dividend Equity Fund. Mr. McMahon has more than 20 years of experience in the financial services industry. Prior to his current role, Mr. McMahon was an SVP in Charles Schwab Investment Advisory, Inc. (CSIA), serving as CIO and as a member of the portfolio management team for the ThomasPartners Strategies. Mr. McMahon co-founded ThomasPartners, Inc. in 2001 and served as partner of the firm until its acquisition by the Charles Schwab Corporation in 2012 and subsequent merger with CSIA in 2018.
Jonas Svallin, CFA, Vice President and Head of Active Equities, is responsible for the day-to-day co-management of the Schwab International Core Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, and Schwab Health Care Fund. Prior to joining Schwab in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 until 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors LLC (now known as Algert Global). Prior to joining Algert, Mr. Svallin worked as a quantitative research associate at RCM Capital Management (now known as Allianz Global Investors) and a senior consultant at FactSet Research Systems.
Iain Clayton, CFA, FRM, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Health Care Fund. Prior to joining CSIM in 2013, Mr. Clayton spent more than five years at SSI Investment Management, where he was a portfolio manager and the director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst and assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Holly Emerson, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund. Prior to joining CSIM in 2014, Ms. Emerson spent nearly 10 years at Algert Coldiron Investors LLC (now known as Algert Global), a quantitative market-neutral hedge fund manager. She held a number of positions at Algert, including assistant portfolio manager and director of operations. In her various roles, she acted as the lead portfolio manager for the Canadian fund, conducted macroeconomic research and managed relationships with prime brokerage investment banks.
Brian Hillburn, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund and is Director of Equity Research for the ThomasPartners Strategies. Prior to joining the ThomasPartners Strategies in 2014, Mr. Hillburn was an equity analyst at Rockland Trust, and earlier positions include equity research roles on mutual fund teams at Wells Capital and Morgan Stanley Investment Management.
Wei Li, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund and Schwab Health Care Fund. Prior to joining Schwab in 2012, Ms. Li spent more than ten years at Barclays Global Investors (now known as BlackRock), where she held a number of positions. From 2001 to 2009, she worked in various roles in the global advanced active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.
Gretchen Novak, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund and is a Senior Equity Research Analyst for the ThomasPartners Strategies. Prior to joining the ThomasPartners Strategies in 2017, Ms. Novak was a senior portfolio manager at Mazama Capital Management, Inc., where she oversaw the equity research and portfolio management of the firm’s consumer discretionary and staples sectors. Prior to Mazama Capital, Ms. Novak was an equity analyst at Cramer Rosenthal McGlynn, LLC.
Jim Serhant, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Dividend Equity Fund and is a Senior Portfolio Manager for the ThomasPartners Strategies. Prior to joining the ThomasPartners Strategies in 2016, Mr. Serhant was an executive vice president at Hartford Investment Management where he was the head of high yield and a senior portfolio manager, overseeing the credit research and portfolio management of the firm’s high yield strategies. Previously, he was a fixed income analyst at Delaware Investments and JP Morgan.
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